Capital and Reserves - Narrative (Details) - Treasury stock $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) shares
Disclosure of share capital, reserves and other equity interest [Line Items]
Repurchase of common stock | $	$ 0
Repurchase of common stock (in shares) | shares	(1)
“Class E”
Disclosure of share capital, reserves and other equity interest [Line Items]
Repurchase of common stock | $	$ 0
Repurchase of common stock (in shares) | shares	(1)